Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Revenues
Sales of goods-third parties	$ 99,950	$ 76,861
Sales of goods-related parties	3,908	5,398
Revenue from license and collaboration agreements-third parties	17,843	18,088
Revenue from research and development services-third parties		355
Revenue from research and development services-related parties	4,883	3,815
Total revenues	126,584	104,517
Operating expenses
Costs of sales of goods-third parties	(86,528)	(66,445)
Costs of sales of goods-related parties	(2,859)	(4,041)
Research and development expenses	(31,566)	(31,184)
Selling expenses	(9,681)	(8,846)
Administrative expenses	(12,015)	(9,958)
Total operating expenses	(142,649)	(120,474)
Loss from operations	(16,065)	(15,957)
Other income/(expense)
Interest income	251	189
Other income	797	138
Interest expense	(817)	(811)
Other expense	(904)	(329)
Total other income/(expense)	(673)	(813)
Loss before income taxes and equity in earnings of equity investees	(16,738)	(16,770)
Income tax expense	(1,846)	(1,687)
Equity in earnings of equity investees, net of tax	22,269	21,251
Net income	3,685	2,794
Less: Net income attributable to noncontrolling interests	(2,003)	(2,257)
Net income attributable to ordinary shareholders of the Company	$ 1,682	$ 537
Earnings Per Share
Earnings per share attributable to ordinary shareholders of the Company-basic (US$ per share)	$ 0.03	$ 0.01
Earnings per share attributable to ordinary shareholders of the Company-diluted (US$ per share)	$ 0.03	$ 0.01
Number of shares used in per share calculation-basic	60,660,846	58,822,425
Number of shares used in per share calculation-diluted	61,134,539	59,126,085